Share based compensation - Dividend equivalent rights - Changes in DERs (Details) - Dividend equivalent rights - $ / shares		12 Months Ended
	Nov. 04, 2019	Dec. 31, 2019
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Granted (in shares)	1,146,517	1,146,517
Balance as at the end (none of which are vested)		1,146,517
Granted during the period, Weighted average fair value at grant date	$ 0.49	$ 0.49
Balance as at the end (none of which are vested), Weighted average fair value at grant date		$ 0.49